UNEARNED REVENUE (Tables)	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Changes in Unearned Revenue

Changes in unearned revenue were as follows:

(In millions)

Year Ended June 30, 2026

Balance, beginning of period	$67,265
Deferral of revenue	194,184
Recognition of unearned revenue	(185,737)

Balance, end of period	$75,712